UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Bessent Capital, LLC
Address:  623 Fifth Avenue, 23rd Floor
          New York, NY 10022

13 File Number: 28-06151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      John F. Freeman
Title:
Phone:
Signature, Place and Date of Signing:

    John F. Freeman  April 22, 2004


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    60427

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ANHEUSER BUSCH COS INC COM     COMMON STOCK     035229103      357     7000 SH       SOLE                   7000        0        0
D BRISTOL MYERS SQUIBB CO USD.10 COMMON STOCK     110122108     4507   186000 SH       SOLE                 186000        0        0
D DELPHI CORPORATION             COMMON STOCK     247126105      198    19850 SH       SOLE                  19850        0        0
D DILLARDS INC-CL A COM          COMMON STOCK     254067101      192    10000 SH       SOLE                  10000        0        0
D FINANCIAL SELECT SECTOR SPDR   US ETF'S - US TR 81369Y605     2734    93000 SH       SOLE                  93000        0        0
D GEMSTAR-TV GUIDE INT           COMMON STOCK     36866W106      211    31500 SH       SOLE                  31500        0        0
D HONEYWELL INTERNATIONAL INC    COMMON STOCK     438516106      381    11250 SH       SOLE                  11250        0        0
D INDUSTRIAL SELECT SECTOR SPDR  US ETF'S - US TR 81369Y704      370    14000 SH       SOLE                  14000        0        0
D NEWS CORP LTD SPONS ADR REPSTG ADRS STOCKS      652487802     1247    39315 SH       SOLE                  39315        0        0
D NOBLE CORP                     COMMON STOCK     G65422100     5110   133000 SH       SOLE                 133000        0        0
D S & P DEPOSITORY RECEIPTS TR U US ETF'S - US TR 78462F103    30198   267000 SH       SOLE                 267000        0        0
D TIME WARNER INC COM STK        COMMON STOCK     887317105    14922   885050 SH       SOLE                 885050        0        0
S REPORT SUMMARY                 12 DATA RECORDS               60427        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED